UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 656 2432

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  6/30/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $167,451,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
AGNICO-EAGLE MINES LTD        COM                008474108        8701  215062 SH           SOLE               215062      0      0
AURICO GOLD INC               COM                05155C105        6857  856088 SH           SOLE               856088      0      0
B2GOLD                        COM                11777Q209        5774 1918375 SH           SOLE              1918375      0      0
BARRICK GOLD CORP  	      COM                067901108        8080  215062 SH           SOLE               215062      0      0
CGA MINING LTD                COM                Q22628103        5594 3074194 SH           SOLE              3074194      0      0
DETOUR GOLD CORP              COM                250669108       11653  577601 SH           SOLE               577601      0      0
DUNDEE PRECIOUS METALS INC    COM                265269209        5506  913184 SH           SOLE               913184      0      0
ELDORADO GOLD CORP            COM                284902103        9354  759219 SH           SOLE               759219      0      0
EXETER RESOURCE CORP          COM                301835104        3022 1809410 SH           SOLE              1809410      0      0
GOLDCORP INC                  COM                380956409        8082  215051 SH           SOLE               215051      0      0
IAMGOLD CORPORATION           COM                450913108        6608  560019 SH           SOLE               560019      0      0
JAGUAR MINING INC             COM                47009M103        8058 6946394 SH           SOLE              6946394      0      0
NEW GOLD INC                  COM                644535106        7267  764938 SH           SOLE               764938      0      0
NEWMONT MINING CORP           COM                651639106       10433  215062 SH           SOLE               215062      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204        4852 2073496 SH           SOLE              2073496      0      0
OSISKO EXPLORATION LTD        COM                688278100        4825  700764 SH           SOLE               700764      0      0
PAN AMERICAN SILVER CORP      COM                697900108       10461  619738 SH           SOLE               619738      0      0
PRETIUM RESOURCES INC         COM                74139C102        6247  449735 SH           SOLE               449735      0      0
RANGOLD RESOURCES LTD         ADR                752344309        7190   79876 SH           SOLE                79876      0      0
SEABRIDGE GOLD INC            COM                811916105        9615  663552 SH           SOLE               663552      0      0
